INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS [Abstract]
Summarized balance sheet information
Summarized balance sheet information for NAO is as follows:

All figures in USD '000	December 31, 2017	December 31, 2016
Current assets	37,076	7,909
Noncurrent assets	350,635	366,945
Total Assets	387,711	374,854
Current liabilities	2,809	4,089
Noncurrent liabilities	136,629	136,568
Total Shareholders' Equity	248,273	234,196
Total liabilities and equity	387,711	374,854

Summarized statement of operations
Summarized Statement of Operations information for NAO is as follows:

	Years ended December 31,
All figures in USD '000	2017	2016	2015
Operating Revenues	17,895	17,697	36,372
Net Operating (Loss) Income	(26,068)	(28,543)	(8,372)
Net (Loss) Income	(29,326)	(32,151)	(10,844)